Trade, other receivables and tax receivables - receivables measured at fair value through profit or loss (Details) € in Millions	Dec. 31, 2018 EUR (€)
Trade receivables
Disclosure of financial assets [line items]
Current financial assets at fair value through profit or loss	€ 65
Financing receivables
Disclosure of financial assets [line items]
Current financial assets at fair value through profit or loss	€ 973